Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)
The following tables summarize the Company’s results by quarter for the years ended December 31, 2018 and 2017. The quarterly results may not be comparable primarily due to acquisitions in 2018, 2017 and 2016. Refer to Note 4 Acquisitions & Dispositions for further information.

	2018
(in thousands, except per share information)	Q1	Q2	Q3	Q4
Revenues	$250,231	$274,003	$267,037	$272,948
Cost of sales	182,944	201,334	192,496	231,073
Gross profit	67,287	72,669	74,541	41,875
Total operating expenses (1)	73,030	84,721	72,764	422,995
Earnings (loss) from equity investment	(963)	350	659	94
Operating income (loss)	(6,706)	(11,702)	2,436	(381,026)
Total other expense (income), net (2)	(21,868)	2,001	6,598	6,025
Income (loss) before income taxes	15,162	(13,703)	(4,162)	(387,051)
Income tax expense (benefit)	(12,904)	1,646	(1,108)	(3,308)
Net income (loss)	28,066	(15,349)	(3,054)	(383,743)

Weighted average shares outstanding
Basic	108,423	108,714	108,856	109,082
Diluted	110,857	108,714	108,856	109,082
Earnings (loss) per share
Basic	$0.26	$(0.14)	$(0.03)	$(3.52)
Diluted	$0.25	$(0.14)	$(0.03)	$(3.52)

(1)
Total operating expenses included $14.5 million of intangible asset impairments for the Subsea and Downhole product lines in Q2, $298.8 million of goodwill impairment charges in Q4 and $50.2 million of intangible asset impairments in Q4. See Note 7 Goodwill and Intangible Assets for further information related to these charges.

(2)	Total other expenses included a $33.5 million gain on contribution of our subsea rentals business in Q1. See Note 4 Acquisitions & Dispositions for further information related to this gain.

	2017
(in thousands, except per share information)	Q1	Q2	Q3	Q4
Revenues	$171,096	$201,115	$198,709	$247,700
Cost of sales	132,117	151,860	151,150	194,705
Gross profit	38,979	49,255	47,559	52,995
Total operating expenses (1)	61,056	131,779	64,839	73,709
Earnings (loss) from equity investment	1,462	2,568	3,361	(6,391)
Operating loss	(20,615)	(79,956)	(13,919)	(27,105)
Total other expense (income), net (2)	8,126	8,987	8,726	(112,155)
Income (loss) before income taxes	(28,741)	(88,943)	(22,645)	85,050
Income tax expense (benefit)	(12,973)	(11,070)	(7,817)	35,981
Net income (loss)	(15,768)	(77,873)	(14,828)	49,069

Weighted average shares outstanding
Basic	95,860	96,170	96,275	105,947
Diluted	95,860	96,170	96,275	108,581
Earnings (loss) per share
Basic	$(0.16)	$(0.81)	$(0.15)	$0.46
Diluted	$(0.16)	$(0.81)	$(0.15)	$0.45

(1)	Total operating expenses in Q2 included a $68.0 million goodwill impairment for our Subsea reporting unit. See Note 7 Goodwill and Intangible Assets for further information related to this charges.

(2)	Total other expenses in Q4 included a $120.4 million gain realized on our previously held equity investment. See Note 4 Acquisitions & Dispositions for further information related to this gain.